Summary of Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Income (Loss) Per Share [Line Items]
Net income (loss)	$ (194,603)	$ 264,330	$ (167,306)	$ 632,536
Accretion of temporary equity to redemption value	(124,162)	(803,885)	(1,968,370)	(5,643,271)
Net loss including accretion of temporary equity	(318,765)	(539,555)	(2,135,676)	(5,010,735)
Redeemable Common Stock [Member]
Schedule of Net Income (Loss) Per Share [Line Items]
Accretion of temporary equity to redemption value	124,162	803,885	1,968,370	5,643,271
Numerators:
Allocation of net loss including accretion of temporary equity	(72,092)	(344,345)	(1,098,113)	(3,720,244)
Allocation of net income/(loss)	$ 52,070	$ 459,540	$ 870,257	$ 1,923,027
Denominators:
Weighted-average shares outstanding (in Shares)			2,722,627	7,416,033
Weighted-average shares outstanding (in Shares)	751,837	4,537,829	2,722,627	7,416,033
Basic net income/ (loss) per share (in Dollars per share)	$ 0.07	$ 0.1	$ 0.32	$ 0.26
Diluted net income/ (loss) per share (in Dollars per share)	$ 0.07	$ 0.1	$ 0.32	$ 0.26
Non- Redeemable Common Stock [Member]
Schedule of Net Income (Loss) Per Share [Line Items]
Accretion of temporary equity to redemption value
Numerators:
Allocation of net loss including accretion of temporary equity	(246,673)	(195,210)	$ (1,037,563)	$ (1,290,491)
Allocation of net income/(loss)	$ (246,673)	$ (195,210)	$ (1,037,563)	$ (1,290,491)
Denominators:
Weighted-average shares outstanding (in Shares)			2,572,500	2,572,500
Weighted-average shares outstanding (in Shares)	2,572,500	2,572,500	2,572,500	2,572,500
Basic net income/ (loss) per share (in Dollars per share)	$ (0.1)	$ (0.08)	$ (0.4)	$ (0.5)
Diluted net income/ (loss) per share (in Dollars per share)	$ (0.1)	$ (0.08)	$ (0.4)	$ (0.5)